Debt, cash and cash equivalents and lease liabilities - Summary of Market Value of Net Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total debt	€ 19,218	€ 20,250	€ 22,631	€ 24,568
Market value
Disclosure of detailed information about borrowings [line items]
Total debt	5,227	11,024	10,500
Value on redemption
Disclosure of detailed information about borrowings [line items]
Total debt	19,273	20,314	22,703
Total debt at redemption	€ 6,492	€ 10,047	€ 8,862